Fair Value Measurements - Reconciliation of Level 3 Investments, Asset (Details) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Mar. 31, 2022	Sep. 30, 2023	Sep. 30, 2022	Mar. 31, 2023	Dec. 31, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Beginning balance	$ 2,183	$ 2,948	$ 3,000	$ 2,078	$ 3,000	$ 3,000	$ 1,687	$ 0
Initial fair value of financial instrument			0			0	0	1,687
Gains (losses) recognized in accumulated other comprehensive income (loss)	(104)	(480)	0	1	(532)	(922)	1,313	0
Ending balance	$ 2,079	$ 2,468	$ 3,000	$ 2,079	$ 2,468	$ 2,078	$ 3,000	$ 1,687